	APPLIED FINANCE SELECT FUND
Schedule of Investments		July 31, 2023 (unaudited)
95.36%	COMMON STOCKS	Shares	Fair Value

13.33%	CONSUMER DISCRETIONARY
	Aptiv PLC (A) . . . . . . . . . . . . . . . . . . . . .	. 95,974. . . . $.10,508,193
	Darden Restaurants, Inc.. . . . . . . . . . . . . . .	. 59,111.	9,985,030
	DR Horton, Inc.. . . . . . . . . . . . . . . . . . . .	.90,000. . . .	11,431,800
	LKQ Corp.. . . . . . . . . . . . . . . . . . . . .	.172,725. . . .	.9,463,603. .
	Lowe's Cos.., Inc.. . . . . . . . . . . . . . . . . . . . . .	. 44,590.	10,446,099
	Target Corp.. . . . . . . . . . . . . . . . . . . .	.61,515. . . .	.8,394,952.
	The Walt Disney Co.. (A) . . . . . . . . . . . . . . . . . .	95,026	8,446,861
			68,676,538
6.76%	CONSUMER STAPLES
	Constellation Brands, Inc.. - Class A . . . . . .	35,547	9,697,222
	CVS Health Corp.. . . . . . . . . . . . . . . . . . .	.97,633. . .	7,292,209
	Tyson Foods, Inc.. - Class A . . . . . . . . . .	.171,854. .	9,575,705
	Walgreens Boots Alliance, Inc.. . . . . . . . .	.276,023.	8,272,409
			34,837,545
4.03%	ENERGY
	Chevron Corp.. . . . . . . . . . . . . . . . . . . .	.39,245. . .	. 6,422,837
	ConocoPhillips . . . . . . . . . . . . . . . . . . . .59,603. . . . 7,016,465
	Valero Energy Corp.. . . . . . . . . . . . . . . . . . .	56,908.	7,336,010
			20,775,312
8.96%	FINANCIALS
	Ameriprise Financial, Inc.. . . . . . . . . . . . . .	25,514. .	8,890,353
	Bank of America Corp.. . . . . . . . . . . . . . .	.296,821. .	9,498,272
	JPMorgan Chase & Co.. . . . . . . . . . . . . . . . . .	60,919	9,622,765
	MetLife, Inc.. . . . . . . . . . . . . . . . . . . . . . . .	.155,562. . .	9,795,739
	The Travelers Cos.., Inc.. . . . . . . . . . . . . . . . . .	48,371	8,349,318
			46,156,447
10.48%	HEALTH CARE
	Danaher Corp.. . . . . . . . . . . . . . . . . . . .	.30,103. . .	. 7,678,071
	McKesson Corp.. . . . . . . . . . . . . . . . . . . .	. 20,573. . .	8,278,575
	Merck & Co.., Inc.. . . . . . . . . . . . . . . . .	.72,352. . .	. 7,716,341.
	Pfizer, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .	. 193,109. . . .	6,963,511
	Regeneron Pharmaceuticals, Inc.. (A) . . . . . .	10,100	7,493,291
	Stryker Corp.. . . . . . . . . . . . . . . . . . . . . .	. 28,614. . . .	8,109,494
	Thermo Fisher Scientific, Inc.. . . . . . . . . . . .	.14,085	7,727,876
			53,967,159
	1

QUARTERLY REPORT

	APPLIED FINANCE SELECT FUND
Schedule of Investments - continued		July 31, 2023 (unaudited)
10.96%	INDUSTRIAL	Shares			Fair Value

	Cummins, Inc.. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. ..		32,588		$8,498,951
	Quanta Services, Inc.. . . . . . . . . . . . . . . . . . .	.	42,248		8,518,042
	Roper Technologies, Inc.. . . . . . . . . . .	.	. 27,603. . .		13,609,659
	Union Pacific Corp.. . . . . . . . . . . . . .	. . 36,528. . .		.	.8,475,227
	United Rentals, Inc.. . . . . . . . . . . . . . . .	. .	. 19,300. .		8,968,324
	Westinghouse Air Brake				8,350,020
	Technologies Corp.. . . . . . . . . . . . . . . .		.70,500. .
					56,420,223
32.32%	INFORMATION TECHNOLOGY
	Adobe, Inc.. (A) . . . . . . . . . . . . . . . . . . . .	. .	32,100. . . .		17,532,057
	Alphabet, Inc.. - Class A (A) . . . . . . . . . . . . .		.85,420.		11,336,943
	Apple, Inc.. . . . . . . . . . . . . . . . . . . . .	. .	86,409. . . . .	.	16,975,048
	Cisco Systems, Inc.. . . . . . . . . . . . . . .	. . . 267,133. . .			13,901,601
	Fiserv, Inc.. (A) . . . . . . . . . . . . . . . . . . . . .	. . 72,093. . . .			9,098,858
	HP, Inc.. . . . . . . . . . . . . . . . . . . . . . . .	. . .421,645. . . .		.	13,842,605
	Intel Corp.. . . . . . . . . . . . . . . . . . . . . .		416,807. . . .	. 14,909,186. .
	International Business Machines Corp.. . . .		96,776		13,953,164
	KLA Corp.. . . . . . . . . . . . . . . . . . .	. .35,108. . .		.	18,043,757. . . .
	Mastercard, Inc.. - Class A . . . . . . . . . . . .	.	. 22,447.		8,850,403
	Meta Platforms, Inc.. (A) . . . . . . . . . . . . . .	. .	. 43,345.		13,809,717
	Microchip Technology, Inc.. . . . . . . . . . . .	.	.151,000.		14,184,940
				166,438,279
2.37%	MATERIALS
	Celanese Corp.. - Class A . . . . . . . . .	.	. 49,785. . .		6,242,541
	CF Industries Holdings, Inc.. .. .. .. .. .. .. .. .. .. .. .. .. ..		72,552		5,955,068
					12,197,609
2.17%	REAL ESTATE				11,149,774
	Host Hotels & Resorts, Inc.. . . . . . . . . . . .	.	.605,966.
1.73%	TELECOMMUNICATION SERVICES				8,891,949
	Verizon Communications, Inc.. . . . . . . . . .	.	.260,914
2.25%	UTILITIES
	DTE Energy Co.. . . . . . . . . . . . . . . . .	. . 49,702. . .		.	.5,680,939
	Public Service Enterprise Group, Inc.. . . . . .		93,753		5,917,689
					11,598,628
95.36%	TOTAL COMMON STOCKS . . . . . . . . . . . . .			491,109,463

2

QUARTERLY REPORT

APPLIED FINANCE SELECT FUND
Schedule of Investments - continued			July 31, 2023 (unaudited)
4.53%	MONEY MARKET FUND		Shares	Fair Value

Federated Treasury Obligations Fund -
	Institutional Class 5..13% (B) . . . . . . .	.	. . . 23,337,562. .	$ 23,337,563
99.89%	TOTAL INVESTMENTS . . . . . . . . . . . .	. . .	. . . . . . . . . . . . .	. 514,447,026. . . .
0.11%	Assets net of liabilities . . . . . . . . . . . . .	. . .	. . . . . . . . . . . . 576,513. . . . . .
100.00%	. . . . . . . . . . . . . . . . . . . . .NET ASSETS	. .	. . . . . . . . . .	$.515,023,539. . . . .	. . .

(A)Non-income producing

(B)Effective 7 day yield as of July 31, 2023

In accordance with U. .S. . GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. . Various inputs are used in determining the value of a Fund’s investments.. U..S.. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. . Level 1 includes quoted prices in active markets for identical securities.. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc..).. Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)..

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities..

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2023:

			Level 1	Level 2	Level 3
				Other
				Significant	Significant
			Quoted	Observable	Unobservable
Common Stocks . . . . .	.		Prices	Inputs	Inputs	Total
			$.491,109,463. .	$—	$—	$491,109,463
Money Market Funds . .	.	. . 23,337,563		—	—	23,337,563
Total Investments . . . . .		.	$514,447,026. .	$—	$—	$514,447,026

The Fund held no Level 3 securities at any time during the period..

There were no transfers into or out of Levels 1 and 2 during the period ended July 31, 2023..

3

QUARTERLY REPORT

APPLIED FINANCE SELECT FUND

Schedule of Investments - continued	July 31, 2023 (unaudited)

At July 31, 2023, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end.. Cost of securities for Federal income tax purpose is $405,198,918 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation . . . . .	.$122,210,924.
Gross unrealized depreciation . . . . .	. (12,962,816).
Net unrealized appreciation . . . . . . .	. $.109,248,108.

4

QUARTERLY REPORT